Share-Based Payments	6 Months Ended
Jun. 30, 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-Based Payments

Note 9 — Share-Based Payments

The Company has three Share-based payment plans and one restricted share award in place as at June 30, 2023:

•
The Company’s Long-Term Incentive Plan (the “Plan”);
•
The Company’s Supplementary Long-Term Incentive Plan (the “Supplementary Plan”);
•
the Company’s Rollover Option Plan (the “Rollover Plan,” together with the Plan and the Supplementary Plan, the “Plans”); and
•
Chief Executive Officer Restricted Share Award.

Long Term Incentive Plans

The Plans are equity-settled, and the Company may grant various forms of equity awards, including the granting of options to purchase Ordinary Shares (“Company Options”) and restricted stock units (“RSUs”), pursuant to the Plans.

The contractual term is 10 years from grant date for options granted under the Plans In general, each Company Option granted in 2023 has a four-year vesting period with 25% vesting after one year and the remaining 75% vesting in equal monthly installments over the next following three years.

The changes for the six months ended June 30, 2023 in the number of options outstanding related to Ordinary Shares and their related weighted average exercise prices are as follows:

		2023
	Weighted average exercise price	Number of options
Outstanding as at January 1	€6.52	11,146,861
Granted during the year	$11.01	4,558,729
Exercised during the year	€6.89	(14,910)
Forfeited during the year	€9.96	(1,724,516)
Outstanding as at June 30	€7.33	13,966,164

As at June 30, 2023, 4,189,605 of the outstanding Company Options are exercisable. The options outstanding as of June 30, 2023 have a weighted average remaining contractual life of 9.0 years.

		2023
Expiry date	Exercise Price	Number of options
July 6, 2031	€1.16	4,174,706
November 22, 2032	$10.00	6,140,444
January 1 - June 5, 2033	$10.90 - 13.85	3,651,014
Outstanding as at June 30	€7.33	13,966,164

Fair Value of Options Granted

The Black-Scholes option pricing formula has been applied for measuring the fair value of the options granted. The weighted average fair values and the inputs (ranges) used in the measurement of the fair values of these equity-settled options at the date of grant are summarized below:

2023
Share value (EUR)	10.31
Option exercise price (EUR)	10.31
Volatility (%)	37% - 42%
Expected life (years)	5.3 - 7.0
Dividend yield	0%
Risk-free rate	3.55% - 3.98%
Fair value per option (EUR)	4.55

The expected option life is based on management’s best estimate of when the options will be exercised. Expected volatility is estimated by considering historical average share price volatility of a group of comparable companies over a period before the grant date being equal to the expected option life. The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends on its ordinary shares. The risk-free interest rate is based upon the U.S. Treasury yield curve in effect at the time of grant, with a term that approximates the expected life of the option.

Share-Based Payment Expenses Recognized for Options Granted

The fair value of the options is expensed over the relevant vesting periods using the graded vesting method, based on management’s estimate of the number of options that will eventually vest. For the six months ended June 30, 2023 and 2022, the total share-based payment expense recognized for the equity-settled options amounted to €12.1 million and €0.3 million, respectively.

In addition, during the six months ended June 30, 2023 and 2022, the Group recognized €1.1 million and €0.0million, respectively, as expenses for the employer social security contributions expected to be payable related to these options. The corresponding liability as at June 30, 2023 and December 31, 2022 amounts to €2.8 million and €0.1 million, respectively.

Restricted Stock Units (“RSUs”)

As at June 30, 2023 the Company had allocated 160,404 Earnout Shares to be granted to participants in the Plan who were directors, officers, employees or consultants of NAP B.V. as of the date of the Business Combination Agreement and who are at the time of the achievement of such milestone providing services to the Company or its subsidiaries ("Participating Optionholders") if and when a certain clinical development milestone is achieved during the earnout period. These Earnout Shares will be delivered in the form of awards of RSUs granted pursuant to the Plan to such Participating Optionholders who are at the time of achievement of such milestone still providing services to the Group.

The development milestone consists of the achievement and public announcement of Positive Phase 3 Data for each of the Company’s BROADWAY clinical trial and BROOKLYN clinical trial at any time during the period beginning on November 22, 2022 and ending on the date that is five years after such date.

There is no impact on these financial statements with respect to these RSUs due to the uncertainty of achieving the clinical development milestone.

Chief Executive Officer Restricted Share Award

In July 2021, our chief executive officer, Michael Davidson, M.D., paid the fair market value of the underlying ordinary shares (in aggregate €708,571) when he made an investment in restricted shares issued through Depositary Receipts as previously disclosed. Accordingly, the total fair value of these equity-settled share-based payment awards amounts to nil and there will be no expenses recognized in the income statement. This award had a four year vesting period with 25% vesting on August 1, 2021 and the remaining 75% vesting in equal monthly installments over the following three years.

In connection with the award arrangement, if Dr. Davidson leaves the Group, all unvested Ordinary Shares will be cancelled against payment by the Company to him of the lower of the (i) the purchase price paid and (ii) the fair market value of such Ordinary Shares at the time of forfeiture. In order to reflect the consideration paid and the possibility that the Ordinary Shares would be repurchased if Dr. Davidson becomes a "Good Leaver" (as such term is defined in the award agreement) during the vesting period, the Company has recognized the consideration as a financial liability until the award has fully vested, at which time it will be reclassified to equity provided that Dr. Davidson remains with the Group. This liability is measured at the lower of (i) the purchase price paid and (ii) the fair market value of the Ordinary Shares at the end of the reporting period. The liability for unvested Ordinary Shares as at June 30, 2023 amounted to €192 thousand.

For the six months ended June 30, 2023, the movements in the number of Ordinary Shares outstanding are as follows:

2023
Number of Ordinary Shares
Outstanding as at January 1	608,779
Granted/purchased during the year	—
Outstanding as at June 30	608,779

As of June 30, 2023, a total of 443,901 Ordinary Shares had vested.